Per share amounts - Disclosure of Detailed Information about Weighted Average Number of Shares Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Basic	80.9	82.0
Dilutive impact	3.2	2.4
Diluted	84.1	84.4